4. Commitments and Contingencies (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capitalized mineral rights	$ 0	$ 186,956
Accrued Liability	14,263
lines of credit facility collateral fee	202,000
Pledged securities as collateral	101,000
Interest rates on borrowing	3.15%
SanMiguelMember
Discount on payment to purchase options	50,000
Payment for option purchase	$ 100,000